Film and Television Costs and Advances (Detail) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Theatrical film costs
Released, less amortization		$ 1,911	$ 1,658
Completed, not released		397	0
In-process		2,974	3,200
In development or pre-production		173	306
Theatrical Film Costs, Total		5,455	5,164
Television costs
Released, less amortization		1,301	1,152
Completed, not released		462	472
In-process		420	364
In development or pre-production		2	53
Television Costs, Total		2,185	2,041
Television programming rights and advances		1,562	1,554
Film and Television Costs and Advances, Total		9,202	8,759
Less current portion	$ 824	1,314	1,278
Non-current portion	$ 8,177	$ 7,888	$ 7,481